Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 862,590	$ 32,696	$ 58,585
Accounts receivable, less allowance	1,032,508	989,873	916,661
Inventories:
Finished goods	732,359	730,727	743,953
Work in process and raw materials	187,965	196,082	173,748
Total inventory	920,324	926,809	917,701
Deferred income taxes	126,730	149,207	127,348
Other current assets	207,086	163,008	193,427
Total current assets	3,149,238	2,261,593	2,213,722
Goodwill	1,156,005	1,108,008	1,102,458
Intangible assets	347,553	305,873	320,504
Deferred pension assets	249,911	228,350	248,333
Other assets	366,134	368,898	332,100
Property, plant and equipment:
Land	102,336	105,010	106,101
Buildings	677,944	668,802	668,506
Machinery and equipment	1,750,729	1,657,874	1,617,530
Construction in progress	56,582	41,264	34,038
Total gross property, plant and equipment	2,587,591	2,472,950	2,426,175
Less allowances for depreciation	1,621,695	1,516,420	1,474,057
Total net property, plant and equipment	965,896	956,530	952,118
Total Assets	6,234,737	5,229,252	5,169,235
Current liabilities:
Short-term borrowings	69,035	346,313	388,592
Accounts payable	922,999	965,149	909,649
Compensation and taxes withheld	314,892	251,060	253,247
Accrued taxes	52,104	120,555	62,547
Current portion of long-term debt	3,689	7,823	7,875
Other accruals	513,717	471,761	442,030
Total current liabilities	1,876,436	2,162,661	2,063,940
Long-term debt	1,632,165	639,231	648,326
Postretirement benefits other than pensions	320,223	297,528	295,896
Other long-term liabilities	614,109	612,913	551,633
Shareholders’ equity:
Common stock - $1.00 par value: 103,270,067, 103,854,234 and 107,020,728 shares outstanding at December 31, 2012, 2011 and 2010, respectively	111,623	107,454	231,346
Preferred stock - convertible, no par value: 101,086, 160,273 and 216,753 shares outstanding at December 31, 2012, 2011 and 2010, respectively	101,086	160,273	216,753
Unearned ESOP compensation	(101,086)	(160,273)	(216,753)
Other capital	1,673,788	1,297,625	1,222,909
Retained earnings	1,226,467	756,372	4,824,489
Treasury stock, at cost	(849,685)	(276,654)	(4,390,983)
Cumulative other comprehensive loss	(370,389)	(367,878)	(278,321)
Total shareholders’ equity	1,791,804	1,516,919	1,609,440
Total Liabilities and Shareholders’ Equity	$ 6,234,737	$ 5,229,252	$ 5,169,235